Income Taxes (Details) $ in Thousands, kr in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2022 USD ($)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 USD ($)
Income Taxes (Details) [Line Items]
Tax receive payment | kr			kr 21
Tax losses carried forward				$ 41,600
Tax claims period	2020 years
Impairment charge		$ 14,000
Tax benefit		$ 1,227
Minimum [Member]
Income Taxes (Details) [Line Items]
Tax claims period			3 years
Maximum [Member]
Income Taxes (Details) [Line Items]
Tax claims period			5 years